Investments In Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of subsidiaries [abstract]
Schedule of non-controlling interests in subsidiaries - balance Sheet
As of December 31
2023	2022
$ millions	$ millions

Current assets	278	267
Non-current assets	376	392
Current liabilities	(102)	(145)
Non-current liabilities	(43)	(48)
Equity	(509)	(466)

Schedule of non-controlling interests in subsidiaries - profit and Loss

For the year ended December 31
2023	2022	2021
$ millions	$ millions	$ millions

Sales	546	723	528
Operating Income	105	146	105
Depreciation and amortization	33	34	38
Operating income before depreciation and amortization	138	180	143
Net Income	85	116	96
Total Comprehensive income	71	78	104